Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Emerging Markets Portfolio II
July 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 99.24%Δ
Argentina − 0.07%
IRSA Inversiones y Representaciones ADR †	8,000	$30,400
IRSA Propiedades Comerciales ADR	301	2,348
		32,748
Bahrain − 0.02%
Aluminium Bahrain GDR 144A #, †	1,800	7,615
		7,615
Brazil − 9.43%
B2W Cia Digital †	110,000	2,528,299
Banco Bradesco ADR	67,971	286,838
Banco Santander Brasil ADR	28,000	160,160
BRF ADR †	52,300	208,154
Itau Unibanco Holding ADR	68,207	347,856
Petroleo Brasileiro ADR	31,600	273,972
Rumo †	4,100	17,582
Telefonica Brasil ADR	23,055	232,625
TIM Participacoes ADR	16,000	239,040
Vale ADR	23,300	271,212
		4,565,738
Chile − 0.35%
Sociedad Quimica y Minera de Chile ADR	5,500	168,025
		168,025
China − 36.33%
Alibaba Group Holding ADR †	9,600	2,409,792
Baidu ADR †	4,650	555,210
BeiGene †	9,300	152,994
China Mengniu Dairy †	104,000	487,775
China Mobile ADR	26,219	893,019
China Petroleum & Chemical Class H	82,000	35,126
China Petroleum & Chemical ADR	4,470	190,020
CNOOC ADR	2,400	253,560
Genscript Biotech †	60,000	130,059
iQIYI ADR †	4,208	88,789
JD.com ADR †	38,000	2,424,020
Kunlun Energy	176,000	147,153
Kweichow Moutai Class A	4,500	1,081,999
Luzhou Laojiao Class A	11,000	185,942
	Number of shares	Value (US $)
Common StockΔ (continued)
China (continued)
Ping An Insurance Group Co. of China Class H	60,500	$640,885
SINA †	16,300	657,705
Sohu.com ADR †	16,800	385,896
Tencent Holdings	47,500	3,272,777
Tencent Music Entertainment Group ADR †	11	178
Tianjin Development Holdings	164,000	36,396
Tingyi Cayman Islands Holding	270,000	503,051
Trip.com Group ADR †	12,800	348,160
Tsingtao Brewery Class H	94,000	836,871
Uni-President China Holdings	465,000	503,980
Weibo ADR †	4,470	154,483
Wuliangye Yibin Class A	39,200	1,221,577
		17,597,417
India − 11.30%
Dr Reddy's Laboratories	7,925	478,922
Reliance Industries GDR 144A #	85,126	4,690,443
Tata Chemicals	28,827	117,793
Tata Consumer Products	32,862	188,024
		5,475,182
Indonesia − 2.24%
Astra International	587,700	207,026
Bank Central Asia	409,700	877,566
		1,084,592
Malaysia − 0.06%
UEM Sunrise †	308,500	31,090
		31,090
Mexico − 2.86%
America Movil Class L ADR	13,600	171,904
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand ADR	59,600	188,336
Becle	130,000	265,608
Coca-Cola Femsa ADR	9,700	401,483
Grupo Financiero Banorte Class O	27,500	98,496
Grupo Televisa ADR †	46,200	258,258
		1,384,085

NQ-DPT-596 [7/20] 9/20 (1325999)    1

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Emerging Markets Portfolio II (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Peru − 0.53%
Cia de Minas Buenaventura ADR	21,600	$256,176
		256,176
Republic of Korea − 15.43%
LG Uplus	18,000	172,990
Samsung Electronics	63,322	3,077,341
SK Hynix	31,462	2,186,548
SK Telecom	2,239	414,386
SK Telecom ADR	80,000	1,623,200
		7,474,465
Russia − 5.22%
Etalon Group GDR 144A #, =	4,800	7,008
Gazprom PJSC ADR	115,071	557,864
LUKOIL (London International Exchange) PJSC ADR	5,269	358,819
Rosneft Oil GDR	115,838	548,840
Sberbank of Russia PJSC	137,546	409,803
X5 Retail Group GDR	5,329	200,157
Yandex Class A †	7,720	444,209
		2,526,700
Taiwan − 14.52%
Hon Hai Precision Industry	280,564	750,865
MediaTek	98,000	2,345,082
Taiwan Semiconductor Manufacturing	167,000	2,425,660
Taiwan Semiconductor Manufacturing ADR	15,200	1,199,128
United Microelectronics ADR	85,000	314,500
		7,035,235
Turkey − 0.88%
Akbank T.A.S. †	260,968	195,549
Anadolu Efes Biracilik Ve Malt Sanayii	25,218	69,854
Turkcell Iletisim Hizmetleri ADR	23,700	125,373
Turkiye Sise ve Cam Fabrikalari	42,425	35,005
		425,781
Total Common Stock (cost $34,404,276)		48,064,849

	Number of shares	Value (US $)

Preferred Stocks – 0.46%
Republic of Korea − 0.39%
LG Electronics 2.78%	8,325	$187,966
		187,966
Russia − 0.07%
Transneft 7.93%	20	36,297
		36,297
Total Preferred Stocks (cost $195,463)		224,263

Rights – 0.02%
Brazil − 0.02%
B2W Cia Digital †	6,935	9,625
Total Rights (cost $0)		9,625

Total Value of Securities−99.72% (cost $34,599,739)		48,298,737
Receivables and Other Assets Net of Liabilities — 0.28%		135,251
Net Assets Applicable to 4,438,666 Shares Outstanding — 100.00%		$48,433,988
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2020, the aggregate value of Rule 144A securities was $4,705,066, which represents 9.71% of the Portfolio’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
PJSC – Private Joint Stock Company

2    NQ-DPT-596 [7/20] 9/20 (1325999)